Stockholders' Equity (Details)			12 Months Ended
	Dec. 31, 2013	May 14, 2013	Dec. 31, 2013 Class A Common Stock
Stockholders' Equity
Number of Class A units exchanged for PFSI Class A common stock (in shares)			8,035,000
Noncontrolling interest in Private National Mortgage Acceptance Company, LLC at the date of the IPO (as a percent)		83.16%
Noncontrolling interest in Private National Mortgage Acceptance Company, LLC (as a percent)	72.57%